ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Vimicro International Corporation (the “Company”) was incorporated under the laws of the Cayman Islands on February 24, 2004 as an exempted company with limited liability. It holds 100% of the equity interest of Vimicro Corporation (“Vimicro China”) with an approved operating period through October 2029. As of December 31, 2014, Vimicro China has four directly wholly owned subsidiaries, a majority owned consolidated subsidiary, a Variable interest entity (“VIE”) and three indirectly owned subsidiaries. The Company and its controlled entities, including subsidiaries and VIE are hereinafter collectively referred to as the “Group”.

The Group designs, develops and markets semiconductor products with multimedia applications, including personal computer (“PC”) camera multimedia processors and security processors. The Group also provides video surveillance solutions and services. In addition, it is also involved in the packaging, testing and reselling of third party image sensors according to the Company's specifications. Product manufacturing, certain product packaging and testing are outsourced to third party vendors.

The details of the subsidiaries and VIE as of December 31, 2014 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic
Name	Incorporation	Incorporation	Ownership
Direct subsidiary:
Vimicro Corporation (“Vimicro China”)	PRC	October, 1999	100%
Direct subsidiaries of Vimicro China:
Viewtel Corporation(“Viewtel”)	United States of America	June, 1999	100%
Vimicro Electronics International Limited (“Vimicro Hong Kong”)	Hong Kong	May, 2002	100%
Vimicro Electronic Technology Corporation (“Vimicro Beijing”)	PRC	April, 2007	100%
Vimicro Electronics Corporation (“Vimicro Tianjin”)	PRC	December,2008	50.01%
Vimicro Guangdong Corporation (“Vimicro Guangdong”)	PRC	March, 2014	100%
Variable interest entity ("VIE") of Vimicro China:
Vimicro Sky-Vision Technology Corporation (“Vimicro Sky-Vision”)	PRC	March,2010	100%
Direct subsidiary of Vimicro Tianjin:
Guiyang Vimicro Electronics limited (“Vimicro Guiyang”)	PRC	January, 2012	100%
Direct subsidiary of Vimicro Beijing:
Jiangsu Vimicro Electronics limited (“Vimicro Jiangsu”)	PRC	December, 2007	100%
Direct subsidiary of Vimicro Guangdong:
Vimicro Fuzhou Corporation (“Vimicro Fuzhou”)	PRC	July, 2012	100%

Vimicro China formed Vimicro Tianjin with the State-owned Asset Management Corporation of Tianjin Economic-Technological Development Area (“Tianjin SAMC”), and Beijing Zhongxing Tianshi Investment Center, or Vimicro Management Foundation (“VMF”) which is a venture capital fund managed by certain members of the Company's management. Vimicro China and Tianjin SAMC each holds 49.99% ownership interest in Vimicro Tianjin. VMF holds a nominal ownership interest. Pursuant to the related agreements, Vimicro China obtained the voting rights and economic interests associated with VMF's current share ownership in Vimicro Tianjin, which provides Vimicro China control over Vimicro Tianjin. Accordingly, the Company consolidates Vimicro Tianjin. Vimicro Tianjin focuses on the design, manufacture and sale of digital video surveillance products.

Pursuant to the agreement among Vimicro Tianjin's shareholders, VMF has the option to purchase all of Tianjin SAMC's ownership interest in Vimicro Tianjin for RMB250 million plus bank rate interest. The option can be exercised at any time after one year of the establishment of Vimicro Tianjin. The Board of Directors of the Company approved this agreement on June 30, 2009. The Board of Directors also approved the agreement between Vimicro China and VMF on June 30, 2009, pursuant to which Vimicro China has an exclusive right to acquire the beneficial ownership up to the 250,000,000 shares held by VMF for the same consideration paid by VMF. If Vimicro China acquires the beneficial ownership, Vimicro China shall be entitled to the voting rights and the economic interests of the shares with VMF continuing to hold the title of these shares. Vimicro China through the beneficiary ownership, receives all of economic benefits from the option. Should Vimicro China exercise the beneficiary ownership right, it has been agreed that 15% of Vimicro Tianjin's ownership interest will be reserved for an equity award scheme whereby the Company may make grants of equity awards at its discretion.

On September 16, 2009, Vimicro Tianjin acquired the video surveillance system (“ViSS”) business from Alcatel-Lucent Shanghai Bell Co., Ltd. (“ASB”). The ViSS provides a leading security and surveillance solution over telecommunication networks.

On July 27, 2009, Vimicro China formed Shanghai Visiondigi Technology Co. Ltd. (“Visiondigi”) in Shanghai with three individuals. Vimicro China and the three individuals (“Individual Shareholders of Visiondigi”) contributed cash and intangible assets for 61.5% and 38.5% equity interest in Visiondigi, respectively. Visiondigi specializes in network video surveillance products and solutions. In January 2010, Ningbo Sunny Opotech Corporation Limited (“Ningbo Sunny”) invested RMB20 million ($2,900) in Visiondigi. Vimicro China increased its shareholding for a consideration of RMB9.85 million ($1,400). In April 2011, as per previous agreement between the shareholders, the shareholding percentage of the Individual Shareholders of Visiondigi as a group was reduced by 7%, which was proportionately transferred to Vimicro China and Ningbo Sunny according to their cash amounts invested in March 2010. In March 2010, Vimicro China, Ningbo Sunny and the Individual Shareholders of Visiondigi increased their cash contribution with a total amount of RMB10 million ($1,500) in proportion to each shareholding percentage, of which Vimicro China contributed RMB5.3 million ($800). In July 2012, Ningbo Sunny increased its shareholding from 30.85% to 34.79% for a consideration of RMB3.09 million ($490), the three individuals increased their shareholding from 15.89% to 17.91% for a consideration of RMB1.59 million ($250), Vimicro China did not increase its shareholding. In July 2012, the Company disposed of 35.26% of its equity interest in Visiondigi to an individual third party for RMB310,686. Following the disposal, the Company owns 18% of Visiondigi, which includes 5.97% held on behalf of other shareholders. The disposal transaction was completed in July 2012. The Company lost control of Visiondigi as a result of the disposal and also does not expect significant continuing involvement in the operations of Visiondigi. After the disposal, Visiondigi is regarded as a cost method equity investment by the Company and is no longer consolidated. Accordingly, the results of operations of Visiondigi have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss/income for the year ended December 31, 2012.

In 2010, Vimicro Sky-Vision which is a PRC legal entity was established by the CEO and President of the Company or individuals authorized by the Company. Through the aforementioned activities, Vimicro Sky-Vision is considered a VIE in accordance with U.S. GAAP. The Company consolidates the VIE in accordance with SEC Regulation S-X 3A-02, Accounting Standards Codification (“ASC”) 810,   Consolidation   (“ASC 810”), because the Company holds all the variable interests of the VIE through Vimicro China, which is the primary beneficiary of the VIE. Despite the lack of majority ownership, there exists a parent-subsidiary relationship between the Company and VIE through the aforementioned agreements, whereby the equity holders of VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to Vimicro China. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIE. Please refer to Note 3—“VARIABLE INTEREST ENTITY” for more details.

Vimicro Fuzhou, Vimicro Guiyang and Vimicro Guangdong focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects. In December 2014, Vimicro Guangdong acquired Vimicro Fuzhou from Vimicro China with a net carrying amount of RMB46.7 million ($7.6 million).

In January 2012, in the effort to divest related land use rights, the Company entered into definitive agreements to transfer all of its equity interest in Vimicro High-Tech Corporation (“Vimicro Shanghai”) to Vimicro VMF Shanghai Corporation (“VMF Shanghai”), a directly wholly-owned subsidiary established in January 2012. The transaction was accounted for as a legal re-organization of entities under common control. In November 2012, the Company completed the disposal of the equity interest in VMF Shanghai to Vimicro Xingguang Corporation, which was partially owned by the senior executives of the Group until September 25, 2012, for a cash consideration of $10,410 based upon a third party valuation report. A gain of $1,133 was recognized in 2012 accordingly. Vimicro Shanghai held land use right to a parcel of undeveloped land that was originally planned to use for the non-core IC businesses. The Company determined that the sales of VMF Shanghai did not meet the criteria for presentation as a discontinued operation as VMF Shanghai did not meet the definition of a component of an entity.

The Company held 100% of the equity interest of Vimicro VMF Shenzhen Corporation (“VMF Shenzhen”), which was incorporated in the British Virgin Islands in January 12, 2012. VMF Shenzhen did not have any other asset except for 100% of the equity of Vimicro Technology Corporation (“Vimicro Shenzhen”). Vimicro Shenzhen was established in Shenzhen, PRC, in November 2006 to facilitate domestic sales and perform research and development with an approved operating period of twenty years. In April 2013, after the approval by the audit committee and the special independent committee, the Company disposed the equity interest in VMF Shenzhen to Vimicro Management Zhongxing Tianshi Investment Corporation (“Vimicro Tianshi”), which was majority owned by certain senior executives of the Group, for a total consideration of $10,000 based on a valuation performed by a third party appraiser. The transaction was considered an in-substance sales of real estate accounted for in accordance with ASC 360-20, Property, Plant and Equipment — Real Estate Sales . Due to insufficient initial investment made by Vimicro Tianshi, a sale was not consummated as of December 31, 2013 and was accounted for using the cost recovery method. During the year ended December 31, 2013, the Group transferred the ownership of VMF Shenzhen and received $5,000 of consideration. Accordingly, the Group deconsolidated VMF Shenzhen and the outstanding consideration of $5,000 was recorded as an amount due from related party at December 31, 2013. The related disposal gain is deferred until receipt of the full consideration. In January 2014 and April 2014, the Company received $3,800 and $1,200, respectively.

There have been no significant operations in Vimicro Beijing and Vimicro Jiangsu since their establishment.